PROMISSORY NOTES (Detail) - Schedule of Promissory Notes - USD ($)	Oct. 31, 2015	Apr. 30, 2015	Apr. 30, 2014
Debt Disclosure [Abstract]
Promissory notes	$ 5,611,049	$ 5,543,991
Total promissory notes	$ 5,611,049	$ 5,543,991	$ 4,346,769